Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014	$ 50,000	$ 16,367	$ 583,577	$ (1,241,788)	$ (591,844)
Beginning Balance, Shares at Dec. 31, 2014	50,000,000	16,366,850
Issued common stock for services, Amount		$ 327	214,038		214,365
Issued common stock for services, Shares		327,167
Net Loss				(660,486)	(660,486)
Ending Balance, Amount at Dec. 31, 2015	$ 50,000	$ 16,694	797,615	(1,902,274)	(1,037,965)
Ending Balance, Share at Dec. 31, 2015	50,000,000	16,694,017
Issued common stock for services, Amount		$ 444	80,293		80,737
Issued common stock for services, Shares		442,726
Net Loss				(460,661)	(460,661)
Ending Balance, Amount at Dec. 31, 2016	$ 50,000	$ 17,137	$ 877,908	$ (2,362,935)	(1,417,890)
Ending Balance, Share at Dec. 31, 2016	50,000,000	17,136,743
Net Loss					(521,870)
Ending Balance, Amount at Sep. 30, 2017					$ (748,400)